Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft Organization	Dec. 31, 2021 USD ($) Contract	Dec. 31, 2019 USD ($)
Commitments and contingencies [line items]
Number of company's employees | Aircraft	418
Percentage of employees unionized	39.00%
Number of employees | Aircraft	418
Debt including current maturities	$ 1,163,900		$ 1,060,765
Panama Tax Authority
Commitments and contingencies [line items]
Duration of statute of limiatation for income tax	3 years
Duration of statute of limiatation for dividend tax	15 years
Unsecured Credit Facilities [Member] | Covid 19 Member [Member]
Commitments and contingencies [line items]
Debt including current maturities	$ 200,000	$ 200,000
Secured Credit Facilities [Member] | Covid 19 Member [Member]
Commitments and contingencies [line items]
Debt including current maturities	105,000
Committed Credit Facilities [Member] | Covid 19 Member [Member]
Commitments and contingencies [line items]
Debt including current maturities	$ 305,000	$ 305,000
Labor unions [member]
Commitments and contingencies [line items]
Number of company's employees	5,667
Percentage of employees unionized	66.30%
Number of union organizations | Organization	9
Number of employees	5,667
Labor unions [member] | Panama [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	5
Collective bargaining agreements terms	4 years
Labor unions [member] | Colombia [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	4
Labor unions [member] | Bottom of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	2 years
Labor unions [member] | Top of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	3 years
Purchase contracts [member] | Boeing Company [member]
Commitments and contingencies [line items]
Predelivery Deposits	$ 410,900		468,800
Purchase contracts [member] | Later than one year and not later than six years [member]
Commitments and contingencies [line items]
Number of purchase contracts subscribed | Contract		60
Lines of credit for working capital and letters of credit [member]
Commitments and contingencies [line items]
Letters of credit maintained			305,000
Line of credit facility outstanding	$ 44,300		$ 25,800